BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
1
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 97.6%
Basic Materials - 10.5%
400 International Flavors & Fragrances, Inc. $ 60,260
1,300 Newmont Corp. 80,626
1,260 Nutrien, Ltd. 94,752
300 Packaging Corp. of America 40,845
1,400 Rio Tinto PLC, ADR 93,716
370,199
Capital Goods / Industrials - 5.2%
500 ManpowerGroup, Inc. 48,665
100 Parker-Hannifin Corp. 31,812
1,200 Raytheon Technologies Corp. 103,272
183,749
Communication Services - 6.6%
2,900 AT&T, Inc. 71,340
1,700 Comcast Corp., Class A 85,561
1,500 Verizon Communications, Inc. 77,940
234,841
Consumer Discretionary - 8.0%
500 Darden Restaurants, Inc. 75,320
400 Genuine Parts Co. 56,080
1,900 Kontoor Brands, Inc. 97,375
300 Lear Corp. 54,885
283,660
Consumer Staples - 6.1%
700 Ingredion, Inc. 67,648
200 PepsiCo., Inc. 34,742
1,900 The Kraft Heinz Co. 68,210
300 Walmart, Inc. 43,407
214,007
Energy - 10.3%
400 Chevron Corp. 46,940
2,100 ConocoPhillips 151,578
2,500 Equinor ASA, ADR 65,825
3,200 Kinder Morgan, Inc. 50,752
700 Phillips 66 50,722
365,817
Financials - 16.0%
2,200 American International Group, Inc. 125,092
500 Chubb, Ltd. 96,655
1,300 Citigroup, Inc. 78,507
200 CME Group, Inc. 45,692
500 First American Financial Corp. 39,115
1,300 MetLife, Inc. 81,237
400 Northern Trust Corp. 47,844
700 Prosperity Bancshares, Inc. 50,610
564,752
Health Care - 15.5%
900 AbbVie, Inc. 121,860
300 Amgen, Inc. 67,491
1,000 AstraZeneca PLC, ADR 58,250
1,800 Cardinal Health, Inc. 92,682
16 Koninklijke Philips NV, ADR 590
600 Medtronic PLC 62,070
1,200 Merck & Co., Inc. 91,968
4,000 Viatris, Inc. 54,120
549,031
Real Estate - 4.3%
1,104 Realty Income Corp. REIT 79,035
2,400 VICI Properties, Inc. REIT 72,264
151,299
Technology - 10.1%
1,200 Cisco Systems, Inc./Delaware 76,044
1,300 Corning, Inc. 48,399
600 International Business Machines Corp. 80,196
Shares Security Description Value
Technology - 10.1% (continued)
900 NetApp, Inc. $ 82,791
200 TE Connectivity, Ltd. 32,268
200 Texas Instruments, Inc. 37,694
357,392
Transportation - 3.9%
6,100 Atlas Corp. 86,498
200 Union Pacific Corp. 50,386
136,884
Utilities - 1.1%
1,000 OGE Energy Corp. 38,380
Total Common Stock (Cost $2,755,797) 3,450,011
Shares Security Description Value
Money Market Fund - 1.9%
69,074 First American Government Obligations
Fund, Class X, 0.03%
(a)
(Cost $69,074) 69,074
Investments, at value - 99.5% (Cost $2,824,871) $ 3,519,085
Other Assets & Liabilities, Net - 0.5% 16,416
Net Assets - 100.0% $ 3,535,501
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,450,011
Level 2 - Other Significant Observable Inputs 69,074
Level 3 - Significant Unobservable Inputs –
Total $ 3,519,085

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
3
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.0%
Basic Materials - 8.2%
1,000 International Flavors & Fragrances, Inc. $ 150,650
1,200 Newmont Corp. 74,424
3,100 Nutrien, Ltd. 233,120
500 Packaging Corp. of America 68,075
1,000 Steel Dynamics, Inc. 62,070
588,339
Capital Goods / Industrials - 5.2%
450 Cummins, Inc. 98,163
1,000 ManpowerGroup, Inc. 97,330
4,700 nVent Electric PLC 178,600
374,093
Communication Services - 7.3%
3,700 Comcast Corp., Class A 186,221
900 The Walt Disney Co.
(a)
139,401
3,800 Verizon Communications, Inc. 197,448
523,070
Consumer Discretionary - 6.2%
500 Aptiv PLC
(a)
82,475
1,000 Genuine Parts Co. 140,200
4,300 Kontoor Brands, Inc. 220,375
443,050
Consumer Staples - 4.8%
1,800 Mondelez International, Inc., Class A 119,358
500 PepsiCo., Inc. 86,855
3,900 The Kraft Heinz Co. 140,010
346,223
Energy - 6.9%
3,900 Devon Energy Corp. 171,795
5,500 Kinder Morgan, Inc. 87,230
2,100 Schlumberger NV 62,895
140 Texas Pacific Land Corp. 174,842
496,762
Financials - 21.9%
3,300 Air Lease Corp. 145,959
1,400 American Express Co. 229,040
4,300 American International Group, Inc. 244,498
2,100 Bank of America Corp. 93,429
500 Berkshire Hathaway, Inc., Class B
(a)
149,500
1,600 BOK Financial Corp. 168,784
4,683 Brookfield Asset Management, Inc.,
Class A 282,760
500 Chubb, Ltd. 96,655
700 CME Group, Inc. 159,922
1,570,547
Health Care - 14.2%
700 Amgen, Inc. 157,479
1,200 AstraZeneca PLC, ADR 69,900
850 Becton Dickinson and Co. 213,758
2,900 Cardinal Health, Inc. 149,321
450 Laboratory Corp. of America Holdings
(a)
141,394
900 Medtronic PLC 93,105
300 Regeneron Pharmaceuticals, Inc.
(a)
189,456
1,014,413
Real Estate - 2.9%
2,934 Realty Income Corp. REIT 210,045
Technology - 13.5%
840 Arista Networks, Inc.
(a)
120,750
2,600 Cisco Systems, Inc./Delaware 164,762
4,500 Corning, Inc. 167,535
1,100 International Business Machines Corp. 147,026
1,200 NetApp, Inc. 110,388
700 NXP Semiconductors NV 159,446
Shares Security Description Value
Technology - 13.5% (continued)
600 TE Connectivity, Ltd. $ 96,804
966,711
Transportation - 5.9%
21,100 Atlas Corp. 299,198
500 Union Pacific Corp. 125,965
425,163
Total Common Stock (Cost $4,815,770) 6,958,416
Shares Security Description Value
Money Market Fund - 2.8%
200,117 First American Government Obligations
Fund, Class X, 0.03%
(b)
(Cost $200,117) 200,117
Investments, at value - 99.8% (Cost $5,015,887) $ 7,158,533
Other Assets & Liabilities, Net - 0.2% 16,937
Net Assets - 100.0% $ 7,175,470
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,958,416
Level 2 - Other Significant Observable Inputs 200,117
Level 3 - Significant Unobservable Inputs –
Total $ 7,158,533

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
4
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.